UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
August 31, 2016
unaudited
Common stocks 92.89% Financials 15.06%	Shares	Value (000)
Prudential PLC	61,356,400	$1,098,574
HDFC Bank Ltd.[1]	36,585,126	851,667
HDFC Bank Ltd. (ADR)	569,900	40,834
UBS Group AG	55,859,786	807,611
Barclays PLC	345,242,756	780,905
Siam Commercial Bank PCL	153,162,831	707,950
American International Group, Inc.	11,598,800	693,956
Société Générale	17,051,989	620,929
AIA Group Ltd.	88,396,196	558,918
Cheung Kong Property Holdings Ltd.	78,990,856	554,943
Crown Castle International Corp.	3,739,892	354,430
Wharf (Holdings) Ltd.	50,131,000	354,130
Lamar Advertising Co., Class A	4,762,700	296,859
Sun Hung Kai Properties Ltd.	19,682,750	277,066
Kotak Mahindra Bank Ltd.	20,831,276	250,989
Link Real Estate Investment Trust	33,292,391	242,047
Fairfax Financial Holdings Ltd. (CAD denominated)	416,400	235,672
Credit Suisse Group AG	17,039,616	221,928
Aberdeen Asset Management PLC	52,245,682	219,952
Bangkok Bank PCL, non-voting depository receipt	39,945,900	195,601
Bangkok Bank PCL	3,312,500	16,220
Sampo Oyj, Class A2	4,817,138	206,817
DBS Group Holdings Ltd	16,454,000	181,031
BNP Paribas SA	3,546,635	180,418
American Campus Communities, Inc.	3,130,000	156,844
CIT Group Inc.	4,164,600	153,590
Lloyds Banking Group PLC	194,619,484	151,678
PICC Property and Casualty Co. Ltd., Class H	89,104,000	147,252
Goldman Sachs Group, Inc.	838,600	142,109
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	25,285,300	140,239
Julius Bär Gruppe AG	3,183,351	133,445
Citigroup Inc.	2,750,000	131,285
Hang Seng Bank Ltd.	7,030,000	123,336
Discover Financial Services	2,033,300	121,998
CME Group Inc., Class A	1,104,500	119,673
Sino Land Co. Ltd.	66,700,000	114,182
Royal Bank of Canada	1,695,000	105,378
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,756,110	97,018
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	93,308
Banco Bradesco SA, preferred nominative (ADR)	10,342,332	92,254
Ventas, Inc.	1,168,115	84,887
BB&T Corp.	2,057,500	79,214
East West Bancorp, Inc.	2,019,000	74,986
HSBC Holdings PLC (GBP denominated)	9,858,953	73,056
Fibra Uno Administración, SA de CV	37,470,000	72,443
JPMorgan Chase & Co.	606,100	40,912
Public Storage	145,000	32,471
Capital World Growth and Income Fund — Page 1 of 14

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Progressive Corp.	951,000	$30,965
Deutsche Börse AG2	269,664	23,041
Henderson Group PLC	7,047,400	22,062
Wells Fargo & Co.	319,700	16,241
Chubb Ltd.	118,300	15,016
ING Groep NV	1,087,455	13,610
Care Capital Properties, Inc.	417,750	12,528
Standard Chartered PLC (HKD denominated)[2]	1,161,275	9,700
Bank of the Philippine Islands	4,100,000	9,283
Synchrony Financial	218,565	6,083
Metropolitan Bank & Trust Co.	3,360,000	6,021
		12,595,555
Health care 13.90%
Amgen Inc.	13,260,341	2,255,054
Novartis AG	26,164,054	2,058,968
AbbVie Inc.	28,019,095	1,796,024
Stryker Corp.	6,713,000	776,426
Medtronic PLC	8,717,000	758,640
Takeda Pharmaceutical Co. Ltd.	12,559,200	553,520
Thermo Fisher Scientific Inc.	3,448,200	524,781
UnitedHealth Group Inc.	3,706,200	504,228
UCB SA	4,681,734	384,409
GlaxoSmithKline PLC	16,712,000	359,684
Teva Pharmaceutical Industries Ltd. (ADR)	5,033,000	253,613
Gilead Sciences, Inc.	3,164,320	248,019
Aetna Inc.	1,699,300	199,022
Illumina, Inc.[2]	918,382	154,600
Edwards Lifesciences Corp.[2]	1,320,000	152,011
Grifols, SA, Class B, preferred non-voting, non-registered shares	8,898,180	140,942
Alexion Pharmaceuticals, Inc.[2]	1,111,025	139,834
Bayer AG	937,000	100,306
AstraZeneca PLC	1,425,800	91,911
Incyte Corp.[2]	1,088,800	88,302
Roche Holding AG, non-registered shares, non-voting	300,281	73,212
Danaher Corp.	144,600	11,772
		11,625,278
Information technology 10.28%
Alphabet Inc., Class A2	572,480	452,173
Alphabet Inc., Class C2	555,867	426,378
Oracle Corp.	20,451,000	842,990
Intel Corp.	19,320,000	693,395
Taiwan Semiconductor Manufacturing Co., Ltd.	113,074,000	627,189
Texas Instruments Inc.	8,623,400	599,671
Samsung Electronics Co., Ltd.	382,513	555,759
Nintendo Co., Ltd.	2,522,200	552,756
Tencent Holdings Ltd.	18,149,500	472,130
Apple Inc.	4,442,329	471,331
Accenture PLC, Class A	3,115,000	358,225
Motorola Solutions, Inc.	3,311,000	254,914
Western Union Co.	11,294,000	243,047
Alibaba Group Holding Ltd. (ADR)[2]	2,450,580	238,172
ASML Holding NV	2,214,193	235,547
Broadcom Ltd.	1,311,300	231,339
Capital World Growth and Income Fund — Page 2 of 14

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Nokia Corp.	34,405,723	$193,476
Largan Precision Co., Ltd.	1,635,000	183,439
QUALCOMM Inc.	2,897,000	182,714
Juniper Networks, Inc.	6,914,948	159,597
Delta Electronics, Inc.	25,269,126	131,400
Microsoft Corp.	1,860,200	106,887
Tata Consultancy Services Ltd.	2,846,146	106,727
Tableau Software, Inc., Class A2	1,139,700	66,137
Murata Manufacturing Co., Ltd.	285,800	38,410
Hewlett-Packard Co.	2,606,000	37,448
Quanta Computer Inc.	16,943,595	31,345
NetApp, Inc.	866,800	29,983
Baidu, Inc., Class A (ADR)[2]	148,300	25,370
Yahoo Japan Corp.	5,516,400	22,499
Automatic Data Processing, Inc.	159,600	14,334
Amadeus IT Holding, SA, Class A, non-registered shares	271,182	12,461
		8,597,243
Consumer staples 9.82%
Philip Morris International Inc.	15,153,300	1,514,269
Imperial Brands PLC	24,937,767	1,307,753
Altria Group, Inc.	16,595,700	1,096,810
Nestlé SA	9,260,052	737,189
Coca-Cola Co.	16,036,300	696,457
Thai Beverage PCL	746,930,900	545,485
Reynolds American Inc.	8,772,228	434,839
British American Tobacco PLC	6,630,400	411,392
Kroger Co.	8,605,000	275,274
Treasury Wine Estates Ltd.	31,075,196	262,272
Pernod Ricard SA	1,920,493	220,434
Japan Tobacco Inc.	5,046,500	195,490
Associated British Foods PLC	3,920,811	156,569
ITC Ltd.	29,437,500	114,308
Reckitt Benckiser Group PLC	935,200	90,311
Procter & Gamble Co.	978,300	85,415
Seven & i Holdings Co., Ltd.	1,175,000	49,526
Mondelez International, Inc.	311,600	14,028
Sprouts Farmers Market, Inc.[2]	270,000	6,083
		8,213,904
Consumer discretionary 9.37%
Amazon.com, Inc.[2]	995,883	765,993
Netflix, Inc.[2]	6,855,089	668,028
Toyota Motor Corp.	8,721,000	525,797
Kering SA	2,238,036	424,266
Kingfisher PLC	84,525,806	411,903
Home Depot, Inc.	3,029,000	406,249
Publicis Groupe SA	4,446,639	330,088
Hyundai Mobis Co., Ltd.	1,346,122	314,498
Priceline Group Inc.[2]	191,400	271,162
Viacom Inc., Class B	6,248,488	252,064
General Motors Co.	7,381,897	235,630
Hyundai Motor Co.	1,818,562	216,923
Greene King PLC[3]	16,760,403	178,823
LVMH Moet Hennessy Vuitton SE	1,014,800	171,718
Capital World Growth and Income Fund — Page 3 of 14

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Shimano Inc.	1,151,200	$167,342
Daimler AG	2,363,750	163,683
MGM Resorts International[2]	6,520,700	155,780
Intercontinental Hotels Group PLC	3,625,750	155,261
Ctrip.com International, Ltd. (ADR)[2]	3,256,000	154,172
Bayerische Motoren Werke AG	1,659,100	144,369
Norwegian Cruise Line Holdings Ltd.[2]	3,892,000	139,684
Ocado Group PLC[2,3]	32,683,500	130,729
Daily Mail and General Trust PLC, Class A, non-voting	13,740,000	130,268
Six Flags Entertainment Corp.	2,400,000	117,048
Carnival Corp., units	2,292,200	109,567
Li & Fung Ltd.	209,500,000	107,754
Galaxy Entertainment Group Ltd.	31,910,000	103,864
Industria de Diseño Textil, SA	2,852,000	101,053
NIKE, Inc., Class B	1,600,000	92,224
Altice NV, Class A2	3,881,470	64,619
Altice NV, Class B2	1,294,460	21,521
Naspers Ltd., Class N	513,006	83,954
Johnson Controls, Inc.	1,721,325	75,532
Merlin Entertainments PLC	11,420,563	72,000
Wynn Resorts, Ltd.	732,900	65,463
DENSO Corp.	1,317,300	54,390
Accor SA	1,431,116	54,028
HUGO BOSS AG	819,000	50,017
Melco Crown Entertainment Ltd. (ADR)	3,125,584	40,570
Comcast Corp., Class A	423,600	27,644
Ferrari NV	479,476	23,105
Wynn Macau, Ltd.	14,100,000	19,630
Panasonic Corp.	1,744,000	17,884
Lowe’s Companies, Inc.	180,000	13,781
McDonald’s Corp.	70,000	8,096
		7,838,174
Industrials 9.34%
Boeing Co.	5,483,000	709,774
Lockheed Martin Corp.	2,884,400	700,823
Union Pacific Corp.	5,383,140	514,251
Abertis Infraestructuras, SA, Class A	31,797,935	492,487
General Dynamics Corp.	2,919,700	444,437
Airbus Group SE, non-registered shares	6,944,798	405,068
Caterpillar Inc.	4,143,000	339,519
General Electric Co.	10,192,641	318,418
Deutsche Post AG	10,015,000	317,263
Waste Management, Inc.	4,326,002	276,605
Edenred SA	11,912,106	259,369
Babcock International Group PLC	18,152,999	249,341
Nielsen Holdings PLC	4,499,551	239,736
CSX Corp.	8,337,000	235,770
Adecco SA	3,822,050	219,946
ASSA ABLOY AB, Class B	9,135,167	185,037
Capita PLC	13,132,500	178,485
Jardine Matheson Holdings Ltd.	2,932,200	175,492
GEA Group AG, non-registered shares	3,138,000	168,416
Emerson Electric Co.	3,000,000	158,040
KONE Oyj, Class B	3,020,000	151,758
Capital World Growth and Income Fund — Page 4 of 14

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
BAE Systems PLC	19,891,500	$140,659
Meggitt PLC	19,356,000	119,029
Ryanair Holdings PLC (ADR)	1,627,235	118,154
Norfolk Southern Corp.	856,100	80,388
Fosun International Ltd.	51,485,600	71,280
Fortive Corp.	1,250,000	65,837
Alliance Global Group, Inc.	170,987,140	59,815
Singapore Technologies Engineering Ltd	24,920,000	59,079
Industries Qatar QSC	1,869,119	57,490
Andritz AG	975,746	49,789
Bunzl PLC	1,553,749	48,110
ComfortDelGro Corp. Ltd.	21,593,939	44,854
CK Hutchison Holdings Ltd.	3,483,000	44,764
United Technologies Corp.	300,000	31,929
Kawasaki Heavy Industries, Ltd.	9,372,000	27,446
Northrop Grumman Corp.	69,000	14,633
Safran SA	195,275	13,653
FANUC CORP.	79,900	13,615
Cummins Inc.	100,000	12,561
Contax Participações SA, ordinary nominative[2]	7,620	28
		7,813,148
Energy 6.64%
Royal Dutch Shell PLC, Class B	14,295,518	364,555
Royal Dutch Shell PLC, Class A (GBP denominated)	14,109,755	344,718
Royal Dutch Shell PLC, Class A (ADR)	945,123	46,216
Royal Dutch Shell PLC, Class A (EUR denominated)	1,784,000	43,809
Royal Dutch Shell PLC, Class B (ADR)	344,800	17,823
Canadian Natural Resources, Ltd.	25,377,830	788,195
EOG Resources, Inc.	6,071,887	537,301
BP PLC	84,002,150	472,005
Suncor Energy Inc.	16,736,717	453,834
Enbridge Inc. (CAD denominated)	9,281,745	366,061
TOTAL SA	6,846,836	326,495
Kinder Morgan, Inc.	13,174,000	287,852
Halliburton Co.	5,879,600	252,882
Chevron Corp.	2,127,600	213,994
Eni SpA	13,395,300	202,312
Eni SpA (ADR)	253,148	7,627
Golar LNG Ltd.[3]	5,422,000	112,940
Spectra Energy Corp	3,000,000	106,860
Exxon Mobil Corp.	1,225,200	106,764
Noble Energy, Inc.	3,000,000	103,440
Schlumberger Ltd.	1,241,000	98,039
ConocoPhillips	2,250,000	92,362
Oil Search Ltd.	16,836,423	85,031
Chesapeake Energy Corp.[2]	9,500,000	60,325
Southwestern Energy Co.[2]	2,496,489	34,726
Surgutneftegas OJSC (ADR)	3,372,400	17,031
Devon Energy Corp.	200,000	8,666
		5,551,863
Capital World Growth and Income Fund — Page 5 of 14

unaudited
Common stocks Telecommunication services 4.97%	Shares	Value (000)
Verizon Communications Inc.	27,931,053	$1,461,632
Nippon Telegraph and Telephone Corp.	9,825,000	431,687
Telia Co. AB	68,571,000	309,748
Singapore Telecommunications Ltd.	89,751,810	264,819
MTN Group Ltd.	31,177,000	254,896
AT&T Inc.	5,848,000	239,066
CenturyLink, Inc.	8,211,753	228,287
China Mobile Ltd.	9,865,000	121,825
Bharti Airtel Ltd.	24,119,712	119,446
América Móvil, SAB de CV, Series L (ADR)	9,484,200	113,526
BCE Inc.	2,345,000	109,561
SFR Group SA, non-registered shares	4,001,238	106,447
Bezeq - The Israel Telecommunication Corp. Ltd.	47,540,000	95,420
NTT DoCoMo, Inc.	2,280,100	57,363
Intouch Holdings PCL	32,916,600	53,489
Intouch Holdings PCL, non-voting depository receipts	1,991,300	3,236
TDC A/S2	9,790,279	54,117
SoftBank Group Corp.	714,000	46,622
LG Uplus Corp.	3,454,902	36,098
MegaFon PJSC (GDR)	2,529,576	25,675
Mobile TeleSystems OJSC (ADR)	2,225,000	18,089
		4,151,049
Utilities 4.78%
SSE PLC	38,157,269	753,598
EDP - Energias de Portugal, SA	148,052,493	496,261
Dominion Resources, Inc.	6,238,422	462,641
Iberdrola, SA, non-registered shares	44,924,316	295,654
Engie SA	13,645,030	217,499
Duke Energy Corp.	2,678,000	213,329
Sempra Energy	2,020,800	211,436
China Resources Gas Group Ltd.	61,190,000	205,083
CMS Energy Corp.	4,535,300	190,347
Exelon Corp.	5,460,500	185,657
Power Grid Corp. of India Ltd.	64,038,000	175,657
Power Assets Holdings Ltd.	16,840,000	161,073
NextEra Energy, Inc.	1,164,000	140,774
National Grid PLC	8,660,336	119,011
Cheung Kong Infrastructure Holdings Ltd.	11,405,000	95,782
AES Corp.	4,235,100	51,118
Huaneng Power International, Inc., Class H	27,358,000	16,646
		3,991,566
Materials 3.99%
Vale SA, Class A, preferred nominative	57,362,000	257,038
Vale SA, Class A, preferred nominative (ADR)	15,444,600	68,729
HeidelbergCement AG	3,355,000	311,624
Fortescue Metals Group Ltd.	82,778,961	304,841
Syngenta AG	688,500	299,817
Amcor Ltd.	21,659,007	260,445
Koninklijke DSM NV	3,442,572	239,963
Rio Tinto PLC	7,504,600	226,756
BHP Billiton PLC	16,246,000	211,180
BASF SE	2,448,000	199,062
Potash Corp. of Saskatchewan Inc.	9,287,800	168,109
Capital World Growth and Income Fund — Page 6 of 14

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Nitto Denko Corp.	2,307,300	$157,529
Agrium Inc.	1,466,000	141,264
Wacker Chemie AG	1,200,000	111,554
CRH PLC	2,450,912	82,973
Monsanto Co.	581,300	61,908
Celanese Corp., Series A	875,000	56,376
Akzo Nobel NV	784,978	53,044
Newcrest Mining Ltd.[2]	3,079,500	51,357
Sherwin-Williams Co.	166,000	47,096
LANXESS AG	515,000	27,482
		3,338,147
Miscellaneous 4.74%
Other common stocks in initial period of acquisition		3,964,613
Total common stocks (cost: $64,559,500,000)		77,680,540
Convertible stocks 0.13% Miscellaneous 0.13%
Other convertible stocks in initial period of acquisition		107,283
Total convertible stocks (cost: $79,932,000)		107,283
Bonds, notes & other debt instruments 1.97% Corporate bonds & notes 0.93% Telecommunication services 0.41%	Principal amount (000)
América Móvil, SAB de CV 6.45% 2022	MXN63,350	3,268
América Móvil, SAB de CV 8.46% 2036	55,000	2,955
CenturyLink, Inc. 7.50% 2024	$12,618	13,714
CenturyLink, Inc., Series T, 5.80% 2022	26,647	27,722
Frontier Communications Corp. 11.00% 2025	71,138	77,096
MetroPCS Wireless, Inc. 6.25% 2021	15,000	15,713
Numericable Group SA 6.00% 2022[4]	21,500	22,054
Numericable Group SA 6.25% 2024[4]	8,000	8,090
Sprint Nextel Corp. 9.125% 2017	27,750	28,652
Sprint Nextel Corp. 7.00% 2020	14,475	14,330
Sprint Nextel Corp. 11.50% 2021	33,950	38,364
Sprint Nextel Corp. 7.875% 2023	25,000	24,375
T-Mobile US, Inc. 6.00% 2024	3,825	4,083
T-Mobile US, Inc. 6.50% 2024	11,400	12,298
T-Mobile US, Inc. 6.375% 2025	16,205	17,481
T-Mobile US, Inc. 6.50% 2026	27,251	29,925
		340,120
Energy 0.26%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	15,000	11,925
Kinder Morgan, Inc. 4.30% 2025	30,595	31,778
Kinder Morgan, Inc. 5.55% 2045	13,415	13,890
Petróleos Mexicanos 6.875% 2026	58,480	68,129
Petróleos Mexicanos 6.875% 2026[4]	30,150	35,125
Petróleos Mexicanos 5.50% 2044	11,415	10,901
Capital World Growth and Income Fund — Page 7 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.625% 2046	$5,325	$5,165
TransCanada Corp. 5.875% 2076	36,500	38,964
		215,877
Financials 0.11%
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,718
Discover Financial Services 10.25% 2019	4,334	5,110
ERP Operating LP 5.75% 2017	905	936
HBOS PLC 6.75% 2018[4]	36,490	39,127
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4]	30,300	33,784
Simon Property Group, LP 10.35% 2019	5,170	6,226
		94,901
Materials 0.10%
ArcelorMittal 10.85% 2019	20,000	23,950
ArcelorMittal 7.25% 2022	24,365	27,532
CRH America, Inc. 8.125% 2018	15,540	17,225
FMG Resources 9.75% 2022[4]	11,775	13,659
		82,366
Health care 0.05%
VPI Escrow Corp. 6.75% 2018[4]	16,840	16,973
VPI Escrow Corp. 6.375% 2020[4]	26,925	25,848
		42,821
Total corporate bonds & notes		776,085
Bonds & notes of governments & government agencies outside the U.S. 0.57%
Colombia (Republic of), Series B, 7.50% 2026	COP354,581,000	120,215
India (Republic of) 7.80% 2021	INR1,000,000	15,394
India (Republic of) 8.60% 2028	1,220,300	20,185
Indonesia (Republic of) 4.75% 2026	$13,160	14,697
Indonesia (Republic of), Series 56, 8.375% 2026	IDR128,000,000	10,508
Indonesia (Republic of), Series 68, 8.375% 2034	1,061,600,000	86,753
Pakistan (Islamic Republic of) 8.25% 2024	$6,590	7,422
Pakistan (Islamic Republic of) 8.25% 2025	19,308	21,913
Poland (Republic of), Series 0726, 2.50% 2026	PLN205,000	51,390
Russian Federation 7.60% 2021	RUB2,550,000	37,903
United Mexican States, Series M, 5.75% 2026	MXN227,300	12,015
United Mexican States, Series M30, 10.00% 2036	161,800	12,251
United Mexican States, Series M30, 8.50% 2038	952,500	63,627
		474,273
U.S. Treasury bonds & notes 0.47% U.S. Treasury 0.47%
U.S. Treasury 2.875% 2045[5]	$101,450	115,388
U.S. Treasury 3.00% 2045	95,625	111,429
U.S. Treasury 2.50% 2046	160,675	169,774
Total U.S. Treasury bonds & notes		396,591
Total bonds, notes & other debt instruments (cost: $1,525,093,000)		1,646,949
Capital World Growth and Income Fund — Page 8 of 14

unaudited
Short-term securities 5.02%	Principal amount (000)	Value (000)
Australia & New Zealand Banking Group, Ltd. 0.63% due 9/2/2016[4]	$4,000	$4,000
Bank of Montreal 0.69% due 10/5/2016	44,600	44,607
Bank of Nova Scotia 0.72%–0.98% due 10/24/2016–1/17/2017[4]	167,900	167,537
BASF SE 0.60%–0.71% due 9/26/2016–11/21/2016[4]	90,300	90,218
BNP Paribas Finance Inc. 0.29% due 9/1/2016	21,300	21,300
Canadian Imperial Bank of Commerce 0.65% due 10/3/2016	50,000	50,011
Caterpillar Financial Services Corp. 0.47%–0.51% due 10/4/2016–10/14/2016	72,600	72,565
Chariot Funding, LLC 0.50% due 9/14/2016[4]	50,000	49,991
Ciesco LLC 1.10% due 2/1/2017[4]	75,000	74,666
CPPIB Capital Inc. 0.40% due 9/8/2016[4]	50,000	49,996
Fannie Mae 0.35%–0.60% due 12/16/2016–1/3/2017	90,800	90,689
Federal Home Loan Bank 0.30%–0.64% due 9/7/2016–2/3/2017	1,074,800	1,074,040
GlaxoSmithKline Finance PLC 0.64% due 10/24/2016[4]	50,000	49,966
Gotham Funding Corp. 0.58% due 9/21/2016[4]	31,800	31,790
Liberty Street Funding Corp. 0.63%–0.64% due 9/19/2016–10/3/2016[4]	47,300	47,281
Mizuho Bank, Ltd. 0.75%–0.95% due 10/21/2016–12/1/2016[4]	62,700	62,617
National Australia Bank Ltd. 0.60% due 9/26/2016[4]	70,400	70,382
Nordea Bank AB 0.51%–0.60% due 9/1/2016–9/22/2016[4]	292,600	292,577
Old Line Funding, LLC 0.89%–1.02% due 12/13/2016–1/23/2017[4]	137,200	136,703
Sumitomo Mitsui Banking Corp. 0.65%–0.80% due 9/27/2016–11/14/2016[4]	182,700	182,602
Svenska Handelsbanken Inc. 0.56%–0.68% due 9/16/2016–10/18/2016[4]	249,100	248,966
Thunder Bay Funding, LLC 0.83% due 11/22/2016[4]	55,000	54,891
Toronto-Dominion Holdings USA Inc. 0.86%–1.07% due 9/20/2016–1/24/2017[4]	212,400	212,029
Total Capital Canada Ltd. 0.45%–0.62% due 9/19/2016–10/21/2016[4]	200,800	200,721
Toyota Credit Canada Corp. 0.66%–0.83% due 9/21/2016–12/7/2016	91,800	91,649
Toyota Credit de Puerto Rico Corp. 0.56% due 9/6/2016	14,700	14,699
U.S. Treasury Bills 0.25%–0.43% due 9/29/2016–2/9/2017	460,000	459,429
Wells Fargo Bank, N.A. 0.86% due 11/7/2016	62,800	62,801
Westpac Banking Corp. 0.90%–0.92% due 10/17/2016–1/23/2017[4]	191,900	191,346
Total short-term securities (cost: $4,199,782,000)		4,200,069
Total investment securities 100.01% (cost: $70,364,307,000)		83,634,841
Other assets less liabilities (0.01)%		(5,130)
Net assets 100.00%		$83,629,711
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital World Growth and Income Fund — Page 9 of 14

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $1,284,061,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 8/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	9/9/2016	Bank of America, N.A.	$30,821	£23,465	$3
British pounds	9/12/2016	Bank of America, N.A.	$165,432	£124,849	1,444
British pounds	9/12/2016	UBS AG	$165,323	£124,850	1,336
British pounds	9/12/2016	JPMorgan Chase	$162,552	£122,746	1,328
British pounds	9/14/2016	JPMorgan Chase	$184,918	£140,000	1,019
British pounds	9/14/2016	Bank of America, N.A.	$207,595	£160,160	(2,785)
British pounds	9/19/2016	Citibank	$208,290	£160,000	(1,910)
British pounds	9/20/2016	Barclays Bank PLC	$25,416	£19,492	(192)
British pounds	9/20/2016	HSBC Bank	$25,407	£19,524	(244)
British pounds	9/21/2016	UBS AG	$25,357	£19,492	(252)
British pounds	9/28/2016	JPMorgan Chase	$25,379	£19,492	(235)
British pounds	10/24/2016	Citibank	$108,197	£82,718	(556)
Euros	9/9/2016	Bank of America, N.A.	$152,531	€138,540	(2,056)
Euros	9/13/2016	HSBC Bank	$71,078	€63,533	173
Euros	9/14/2016	JPMorgan Chase	$42,506	€37,790	328
Euros	9/14/2016	Citibank	$33,320	€29,788	74
Euros	9/16/2016	Citibank	$83,125	€73,897	641
Euros	10/17/2016	HSBC Bank	$35,573	€31,842	(18)
					$(1,902)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2016 (000)
Greene King PLC	16,727,000	33,403	—	16,760,403	$7,265	$178,823
Ocado Group PLC[2]	23,970,000	8,713,500	—	32,683,500	—	130,729
Golar LNG Ltd.	5,180,000	242,000	—	5,422,000	2,861	112,940
American Campus Communities, Inc.[6]	6,763,000	518,000	4,151,000	3,130,000	—	—
Capital World Growth and Income Fund — Page 10 of 14

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2016 (000)
ComfortDelGro Corp. Ltd.[6]	148,490,000	—	126,896,061	21,593,939	$4,313	$—
Kingfisher PLC[6]	121,513,199	1,018,000	38,005,393	84,525,806	12,291	—
					$26,730	$422,492
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $851,667,000, which represented 1.02% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,424,864,000, which represented 2.90% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,090,000, which represented less than .01% of the net assets of the fund.
[6]	Unaffiliated issuer at 8/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Capital World Growth and Income Fund — Page 11 of 14

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
Capital World Growth and Income Fund — Page 12 of 14

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,743,888	$851,667	$—	$12,595,555
Health care	11,625,278	—	—	11,625,278
Information technology	8,597,243	—	—	8,597,243
Consumer staples	8,213,904	—	—	8,213,904
Consumer discretionary	7,838,174	—	—	7,838,174
Industrials	7,813,148	—	—	7,813,148
Energy	5,551,863	—	—	5,551,863
Telecommunication services	4,151,049	—	—	4,151,049
Utilities	3,991,566	—	—	3,991,566
Materials	3,338,147	—	—	3,338,147
Miscellaneous	3,964,613	—	—	3,964,613
Convertible stocks	107,283	—	—	107,283
Bonds, notes & other debt instruments	—	1,646,949	—	1,646,949
Short-term securities	—	4,200,069	—	4,200,069
Total	$76,936,156	$6,698,685	$—	$83,634,841

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6,346	$—	$6,346
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(8,248)	—	(8,248)
Total	$—	$(1,902)	$—	$(1,902)
*	Securities with a value of $32,063,665,000, which represented 38.34% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,213,835
Gross unrealized depreciation on investment securities	(4,200,283)
Net unrealized appreciation on investment securities	13,013,552
Cost of investment securities	70,621,289

Capital World Growth and Income Fund — Page 13 of 14

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
£ = British pounds
CAD = Canadian dollars
COP = Colombian pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-1016O-S54078	Capital World Growth and Income Fund — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: October 28, 2016